Loss (Gain) on Disposal and Impairment of Long-Lived Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Loss (Gain) on Disposal and Impairment of Long-Lived Assets:
(Gain) loss on the sale of assets							$ (0.6)	$ (0.1)	$ (0.1)
Long-lived assets to be disposed of other than sale							1.8	1.6	(1.9)
Total loss (gain) on disposal and impairment of long-lived assets	0.3	0.2	0.2	0.5	1.3	0.2	1.2	1.5	(2.0)
Impairment charge for certain intangible assets							18.8
Impairment charge on long-lived fixed assets							2.7
Gain on sale of assets							$ 0.7